UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global High Yield Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 to June 30, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUND

Semiannual Report

June 30, 2008
(unaudited)

■  CREDIT SUISSE
GLOBAL HIGH YIELD FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report
June 30, 2008 (unaudited)

August 5, 2008

Dear Shareholder:

Performance Summary
1/1/08 – 6/30/08

Fund and Benchmark	Performance
Credit Suisse Global High Yield Fund[1]	-2.51%
Merrill Lynch Global High Yield Constrained Index (fully hedged)[2]	-1.57%

Market Review: A challenging period

The six-month period ended June 30, 2008, was a challenging one. Market volatility persisted due to growing concerns over the strength of financial institutions, sub-prime mortgages, tougher credit conditions, and a deteriorating macro-economic backdrop.

Liquidity remained limited as high yield spreads approached wides of 810 basis points versus Treasuries in March. At the time, an increasingly aggressive policy response from the Federal Reserve led to a significant improvement in valuations and market sentiment. Spreads responded by narrowing 179 bps to 631 bps by mid-June. Subsequently, inflationary pressures coupled with concerns about the overall macroeconomic environment caused spreads to widen again, ending the period at 714 bps. All told, spreads widened 142 basis points during the six months ending June 30, 2008.

During this period, the Merrill Lynch Global High Yield Constrained benchmark posted returns of -1.57%. Lower rated securities lagged the broader market with CCC issuers returning -2.85%, while BB rated issuers outperformed with returns of -0.38%. B rated issuers performed in-line, returning -1.65%.

Default rates, reported by Moody's Investor Services at 1.98% in June, have been inching slightly higher. Merrill Lynch's distress ratio rose to 21.6% in June, indicating higher default rates in the coming year. Finally, the most recent Federal Loan Officers Survey reflected a significant tightening of lending standards as bank balance sheet pressures have filtered through to lending attitudes.

On the technical front, new issuance was subdued for most of this period with approximately $47 billion in deals priced. In comparison, nearly $114 billion in deals were priced during the same period in 2007. Additionally, significant progress was made on the backlog of leveraged buyout financing waiting to come to market as the banks sold at discounted prices to a variety of private

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

equity and distressed opportunity funds. Finally, on a year-to-date basis, retail mutual fund's have posted $1.2 billion of inflows.

Strategic Review and Outlook: Expecting conditions to remain challenging

During the period, the Fund underperformed the index. Exposures in the CCC-rated segment detracted from portfolio returns. At the sector level, holdings in broadcasters, wireless and consumer-driven sectors, such as restaurants and gaming, hurt relative returns, while an underweight to finance and investments helped performance. Finally, superior security selection in consumer products also contributed to performance.

In addition to core holdings in the more defensive industries, we remain relatively constructive on several issuers in the industrial and commercial space — particularly those with international end markets. Conversely, we are cautious with respect to consumer-driven industries given high energy prices and continued weak housing data, so we have sought to limit exposures to these sectors. On the ratings front, we have been adding to positions in higher quality credits and using periods of market strength to reduce exposures in riskier names.

As 2008 has progressed, the macroeconomic environment has become more challenging. Furthermore, the recapitalization of banks and brokers is underway but will take some time. Therefore, we expect the high yield market to remain volatile as liquidity remains limited and balance sheet repair advances. Going forward, our portfolio strategy will remain selective in nature — paring back riskier issuers where possible, adding to higher quality credits in the secondary market, and taking advantage of new issue opportunities.

The Credit Suisse High Yield Management Team

Martha Metcalf
Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments. The Fund may include a greater degree of risk than other funds that invest in larger, more-developed markets.

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Average Annual Returns as of June 30, 20081

1 Year	5 Years	10 Years	Since Inception	Inception Date
(4.09)%	7.65%	3.78%	6.41%	02/26/93

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.13%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.70%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Merrill Lynch Global High Yield Constrained Index (fully hedged) tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating; any individual issuer is capped at 2%. Investors cannot invest directly in an index.

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2008

Actual Fund Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$974.90
Expenses Paid per $1,000*	$3.44
Hypothetical 5% Fund Return
Beginning Account Value 1/1/08	$1,000.00
Ending Account Value 6/30/08	$1,021.38
Expenses Paid per $1,000*	$3.52
Annualized Expense Ratios*	0.70%

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2008 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	2.6%
BB	28.3%
B	51.9%
CCC	16.5%
NR	0.7%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Global High Yield Fund
Schedule of Investments
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (87.0%)
Aerospace & Defense (2.0%)
$125	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$126,094
25	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	26,563
75	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	75,375
100	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Subordinated Notes (Callable 04/01/12 @ $104.88)§	(B-, Caa1)	04/01/17	9.750	100,500
75	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Unsecured Notes (Callable 04/01/11 @ $104.25)§	(B-, B3)	04/01/15	8.500	75,937
50	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 08/08/08 @ $103.06)	(BB+, Ba3)	07/15/13	6.125	47,500
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	115,937
100	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	99,250
					667,156
Agriculture (0.2%)
75	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 08/25/08 @ $108.00)‡	(B-, Caa1)	11/01/10	10.500	76,875
Auto Loans (4.2%)
200	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B, B1)	06/15/10	7.875	172,705
310	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes§	(B, B1)	10/01/13	7.000	228,518
250	Ford Motor Credit Co. LLC, Senior Unsecured Notes§	(B, B1)	12/15/16	8.000	181,941
300	GMAC LLC, Debentures (Callable 09/19/08 @ $100.00)	(B, B3)	04/01/11	6.000	213,067
275	GMAC LLC, Senior Unsecured Notes	(B, B3)	03/02/11	7.250	202,240
345	GMAC LLC, Senior Unsecured Notes§	(B, B3)	12/01/14	6.750	228,118
175	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	179,812
					1,406,401
Auto Parts & Equipment (1.6%)
150	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/08 @ $104.50)	(B+, B1)	12/01/11	9.000	153,750
75	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(BB-, B1)	03/01/17	7.875	55,125

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Auto Parts & Equipment
$45	Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 12/01/09 @ $104.31)	(BB-, Ba3)	12/01/11	8.625	$45,675
150	Goodyear Tire & Rubber Co., Global Senior Unsecured Notes (Callable 07/01/10 @ $104.50)§	(BB-, Ba3)	07/01/15	9.000	150,375
90	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B+, B3)	12/01/13	8.500	74,812
75	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)§	(B, B3)	11/15/14	8.625	66,563
9	Visteon Corp., Global Senior Unsecured Notes§	(B-, Caa2)	08/01/10	8.250	8,055
					554,355
Automotive (1.8%)
200	Ford Motor Co., Global Senior Unsecured Notes§	(CCC+, Caa1)	07/16/31	7.450	117,500
100	General Motors Corp., Global Senior Unsecured Notes	(B-, Caa1)	01/15/11	7.200	77,250
200	General Motors Corp., Senior Unsecured Notes§	(B, Caa1)	07/15/13	7.125	127,500
460	General Motors Corp., Senior Unsecured Notes§	(B, Caa1)	07/15/33	8.375	274,850
					597,100
Beverages (0.4%)
125	Constellation Brands, Inc., Company Guaranteed Notes§	(BB-, Ba3)	09/01/16	7.250	118,125
Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)§	(B, Ba3)	12/01/15	7.875	64,875
Building & Construction (1.2%)
100	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa2)	10/01/15	9.500	$58,500
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 07/25/08 @ $102.79)§	(B, B2)	04/15/12	8.375	81,500
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(CCC+, Caa1)	01/15/16	6.250	62,500
125	KB HOME, Company Guaranteed Notes§	(BB, Ba2)	06/15/15	6.250	105,625
75	Standard Pacific Corp., Global Company Guaranteed Notes§	(B-, B2)	08/15/15	7.000	62,250
75	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B, Caa2)	12/15/12	7.625	39,375
					409,750
Building Materials (1.3%)
100	Building Materials Corp., Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	82,500
100	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B+, B2)	10/01/12	9.875	94,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Building Materials
$75	Norcraft Cos., Global Company Guaranteed Notes (Callable 08/25/08 @ $104.50)	(B+, B1)	11/01/11	9.000	$75,750
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)§	(CCC, Caa1)	09/01/14	8.500	48,375
125	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 08/11/08 @ $104.50)§	(CCC+, Caa2)	02/15/12	9.000	74,063
50	Ply Gem Industries, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/11 @ $105.88)‡	(B, B2)	06/15/13	11.750	46,125
					421,313
Chemicals (2.8%)
175	Chemtura Corp., Company Guaranteed Notes	(BB, Ba2)	06/01/16	6.875	152,250
100	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	91,000
150	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(B, B3)	12/01/14	9.750	129,000
110	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)§	(CCC+, Caa2)	12/01/16	11.500	82,500
50	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/08 @ $104.50)	(B-, B3)	11/15/13	9.000	78,384
100	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/09 @ $104.50)+§	(B-, B3)	02/01/14	0.000	92,500
100	PolyOne Corp., Senior Notes	(B+, B1)	05/01/12	8.875	100,500
125	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B+, B2)	08/15/14	9.000	125,625
100	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	98,500
					950,259
Computer Hardware (0.2%)
75	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	59,625
Consumer Products (1.2%)
125	AAC Group Holding Corp., Global Senior Unsecured Notes (Callable 10/01/08 @ $105.13)+	(CCC+, Caa1)	10/01/12	0.000	120,000
125	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	111,875
100	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)§	(B, B3)	05/01/17	7.500	87,500
100	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 08/25/08 @ $104.63)§	(B-, B3)	04/15/12	9.250	100,500
					419,875

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Consumer/Commercial/Lease Financing (0.3%)
$100	Residential Capital LLC, Rule 144A, Secured Notes (Callable 05/15/10 @ $104.81)‡§	(NR, Caa3)	05/15/15	9.625	$49,000
50	Sotheby's, Rule 144A, Senior Notes‡	(BBB-, Ba3)	06/15/15	7.750	49,000
					98,000
Diversified Capital Goods (2.2%)
75	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)§	(BB-, Ba2)	06/15/17	6.875	74,062
125	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	126,875
75	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)§	(B, B3)	06/01/17	7.375	64,500
100	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	97,000
100	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	95,500
110	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	107,250
100	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	98,500
102	TriMas Corp., Global Company Guaranteed Notes (Callable 08/25/08 @ $103.29)	(B-, B3)	06/15/12	9.875	90,525
					754,212
Diversified Financials (0.1%)
25	Lender Processing Services, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/11 @ $106.09)‡	(BB+, Ba2)	07/01/16	8.125	25,156
Electric - Generation (4.6%)
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/15	7.500	185,500
250	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B, B2)	05/01/16	8.375	243,750
25	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	23,500
250	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	258,579
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)§	(B, B1)	01/15/17	7.375	165,812
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	71,813
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	70,781
225	Reliant Energy, Inc., Senior Unsecured Notes§	(BB-, B1)	06/15/14	7.625	220,500
150	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	147,750
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	173,469
					1,561,454

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electric - Integrated (2.9%)
$100	Mirant Americas Generation, LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	$93,750
75	PNM Resources, Inc., Unsecured Notes	(BB-, Ba2)	05/15/15	9.250	77,812
25	Public Service Company of New Mexico, Senior Unsecured Notes	(BB+, Baa3)	05/15/18	7.950	25,766
600	Texas Competitive Electric Holdings Co., LLC, Series A, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	591,000
175	Texas Competitive Electric Holdings Co., LLC, Series B, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	172,375
					960,703
Electronics (2.1%)
150	Amkor Technology, Inc., Global Senior Notes (Callable 08/25/08 @ $103.88)§	(B+, B1)	05/15/13	7.750	139,687
38	Ampex Corp., Secured Notes^ø	(NR, NR)	08/15/08	12.000	37,226
275	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)§	(B-, B2)	12/15/14	8.875	224,812
21	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $103.42)	(BB, Ba3)	02/15/12	10.250	21,840
125	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)§	(B-, B3)	03/01/13	6.750	112,813
25	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)§	(B-, B3)	03/01/16	8.125	22,625
50	Spansion LLC, Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡§	(B, Caa2)	01/15/16	11.250	31,250
100	Viasystems, Inc., Global Senior Unsecured Notes (Callable 08/11/08 @ $105.25)	(B+, Caa1)	01/15/11	10.500	99,250
					689,503
Energy - Exploration & Production (5.3%)
75	Chaparral Energy, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $104.44)	(B-, Caa1)	02/01/17	8.875	65,438
175	Chesapeake Energy Corp., Senior Notes	(BB, Ba3)	12/15/18	7.250	171,062
250	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba3)	01/15/16	6.875	242,500
125	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)§	(B+, B1)	12/01/17	7.250	122,500
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 08/08/08 @ $102.58)	(B+, B1)	05/01/14	7.750	101,000
50	Forest Oil Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.63)‡	(B+, B1)	06/15/19	7.250	48,250
125	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	127,812

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production
$75	Mariner Energy Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	$72,938
100	Newfield Exploration Co., Global Senior Subordinated Notes (Callable 05/15/13 @ $103.56)	(BB-, Ba3)	05/15/18	7.125	95,250
150	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	154,500
25	PetroHawk Energy Corp., Rule 144A, Senior Notes (Callable 06/01/12 @ $103.94)‡	(B, B3)	06/01/15	7.875	24,531
75	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)§	(BB, B1)	06/15/15	7.750	75,937
25	Range Resources Corp., Company Guaranteed Notes (Callable 05/01/13 @ $103.63)§	(BB, Ba3)	05/01/18	7.250	24,938
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)§	(BB, Ba3)	03/15/15	6.375	96,000
50	SandRidge Energy, Inc., Rule 144A, Senior Notes (Callable 06/01/13 @ $104.00)‡§	(B-, B3)	06/01/18	8.000	50,500
175	Southwestern Energy Co., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba2)	02/01/18	7.500	180,934
125	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, B1)	07/15/11	7.625	125,000
					1,779,090
Environmental (1.2%)
225	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)§	(BB, B1)	03/15/15	7.250	225,563
175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)§	(B-, Caa1)	04/15/14	9.500	177,625
					403,188
Food & Drug Retailers (1.4%)
175	Duane Reade, Inc., Global Company Guranteed Notes (Callable 08/25/08 @ $104.88)§	(CCC-, Caa3)	08/01/11	9.750	157,500
75	Ingles Markets, Inc., Global Senior Subordinated Notes (Callable 08/25/08 @ $102.90)§	(B+, B2)	12/01/11	8.875	76,312
100	New Albertsons Inc., Senior Unsecured Notes	(B+, B1)	05/01/13	7.250	102,054
25	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	24,938
100	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $104.06)§	(B+, B2)	06/15/12	8.125	101,000
					461,804

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Food - Wholesale (0.9%)
$75	Dole Foods Co., Inc., Company Guaranteed Notes§	(B-, Caa1)	07/15/13	8.750	$66,375
25	Dole Foods Co., Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $102.22)§	(B-, Caa1)	03/15/11	8.875	22,375
75	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B-, Caa1)	08/01/11	10.500	69,000
175	Smithfield Foods, Inc., Senior Unsecured Notes§	(BB-, Ba3)	07/01/17	7.750	146,125
					303,875
Forestry & Paper (2.8%)
90	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB-, B2)	10/15/14	7.125	72,450
125	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 08/11/08 @ $103.66)	(B, B2)	03/15/10	9.750	119,375
175	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	166,250
75	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	70,875
100	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)§	(B-, B3)	08/15/13	9.500	96,000
75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	76,313
75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	76,125
175	Smurfit-Stone Container, Global Senior Notes (Callable 08/11/08 @ $102.79)	(B-, B3)	07/01/12	8.375	154,437
100	Verso Paper Holdings LLC, Inc., Series B, Global Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	98,250
					930,075
Gaming (4.1%)
75	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	50,625
25	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa1)	03/15/10	7.875	22,875
100	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa1)	05/15/11	8.125	80,500
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(B-, Caa1)	08/01/13	8.000	85,750
24	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	20,280
50	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡§	(B, B3)	05/01/15	13.875	49,125

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$60	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	$39,300
20	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $104.06)ø	(D, C)	06/01/12	8.125	3,200
100	Inn of the Mountain Gods, Global Senior Notes (Callable 08/25/08 @ $106.00)§	(B, B3)	11/15/10	12.000	86,500
100	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B, B3)	06/15/14	9.750	75,500
50	Majestic Star Casino LLC, Senior Secured Notes (Callable 08/11/08 @ $104.75)§	(B-, B2)	10/15/10	9.500	41,750
125	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(BB+, Ba2)	11/15/15	8.500	110,938
175	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	06/01/16	7.500	144,813
225	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	01/15/17	7.625	186,187
100	MGM Mirage, Inc., Global Company Guaranteed Notes§	(BB, Ba2)	04/01/13	6.750	86,750
50	Peermont Global Proprietary Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81)‡	(B, B3)	04/30/14	7.750	62,825
60	Tropicana Entertainment LLC., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø§	(NR, NR)	12/15/14	9.625	28,800
50	Trump Entertainment Resorts, Inc.,Senior Secured Notes (Callable 06/01/10 @ $104.25)§	(CCC+, Caa1)	06/01/15	8.500	31,375
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	100,000
75	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)§	(BBB-, Ba2)	12/01/14	6.625	69,000
					1,376,093
Gas Distribution (3.7%)
125	AmeriGas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR, B1)	05/20/16	7.125	116,562
275	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	272,250
300	El Paso Performance-Link, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	303,730
125	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	123,750
25	Inergy LP/Inergy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/11 @ $104.13)‡	(B+, B1)	03/01/16	8.250	24,750
75	MarkWest Energy Partners LP/ Finance Corp., Rule 144A, Senior Notes (Callable 04/15/13 @ $104.38)‡	(B+, B2)	04/15/18	8.750	77,063
100	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13)‡	(B, B2)	07/01/16	8.250	97,000
225	Williams Partners LP, Global Senior Unsecured Notes	(BBB-, Ba2)	02/01/17	7.250	226,125
					1,241,230

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services (5.8%)
$125	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡§	(B, Caa1)	11/01/15	9.875	$125,937
25	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	26,813
25	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	26,625
175	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	176,969
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)§	(B, B2)	03/15/15	7.250	73,313
325	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	335,562
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	45,125
325	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	283,562
75	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	07/15/13	6.750	66,188
100	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)§	(CCC+, Caa1)	06/15/16	10.750	108,000
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	70,875
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/18	7.625	50,125
100	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	95,500
250	Tenet Healthcare Corp., Global Senior Unsecured Notes§	(B, Caa1)	07/01/14	9.875	252,500
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	6.303	47,000
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	50,250
125	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)§	(CCC+, Caa1)	10/01/14	9.000	124,376
					1,958,720
Healthcare - Products (0.3%)
100	VWR Funding, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)§	(B-, Caa1)	07/15/15	10.250	92,750
Hotels (0.7%)
250	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	223,125

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Investments & Misc. Financial Services (0.2%)
$75	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(B-, B3)	11/15/15	10.500	$69,563
Leisure (0.4%)
51	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)‡§	(CCC, Caa2)	07/15/16	12.250	47,303
150	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)§	(CCC-, Caa3)	06/01/14	9.625	84,000
					131,303
Machinery (0.6%)
100	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)§	(B, B3)	02/15/17	8.625	101,000
100	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+, Ba3)	11/15/17	8.000	99,750
					200,750
Machinery-Diversified (0.1%)
50	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BBB-, Ba3)	03/01/14	7.125	49,250
Media - Broadcast (2.0%)
75	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 08/25/08 @ $103.88)§	(B+, B1)	12/15/12	7.750	73,313
150	Barrington Broadcasting, Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC+, Caa1)	08/15/14	10.500	129,937
50	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC+, Baa3)	09/15/14	5.500	30,035
100	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	105,000
30	ION Media Networks, Inc., Rule 144A, Senior Secured Notes (Callable 08/25/08 @ $102.00)‡	(CCC-, Caa1)	01/15/13	8.963	19,425
100	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	78,500
100	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/08 @ $104.38)‡	(BB, B1)	09/01/12	8.750	102,000
115	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)‡§	(CCC, B3)	03/15/15	9.750	85,100
100	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa2)	01/15/14	8.750	54,500
					677,810

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable (4.8%)
$200	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	$181,000
200	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(CCC, Caa3)	10/01/15	11.000	149,250
125	CCH II LLC, Series B, Global Company Guaranteed Notes (Callable 09/15/08 @ $105.13)	(CCC, Caa2)	09/15/10	10.250	121,250
83	Charter Communications Holdings LLC, Senior Unsecured Notes (Callable 08/25/08 @ $100.00)§	(CCC, Ca)	04/01/11	9.920	59,760
100	Charter Communications Operating LLC/Capital, Rule 144A, Senior Secured Notes‡	(B-, B3)	04/30/12	8.000	95,000
175	CSC Holdings, Inc., Global Senior Unsecured Notes	(BB, B1)	04/15/12	6.750	165,375
75	CSC Holdings, Inc., Rule 144A, Senior Notes (Callable 06/15/12 @ $104.25)‡	(BB, B1)	06/15/15	8.500	74,062
35	CSC Holdings, Inc., Series B, Senior Unsecured Notes	(BB, B1)	04/01/11	7.625	34,475
100	DirecTV Holdings LLC/DirecTV Financing Co., Rule 144A, Senior Notes (Callable 05/15/12 $103.81)‡	(BB, Ba3)	05/15/16	7.625	99,000
125	DirecTV Holdings/Finance, Global Company Guaranteed Notes (Callable 08/25/08 @ $104.19)§	(BB, Ba3)	03/15/13	8.375	129,375
25	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	23,938
175	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	162,312
50	EchoStar DBS Corp., Rule 144A, Company Guaranteed Notes‡	(BB-, Ba3)	05/31/15	7.750	48,875
50	Mediacom Broadband LLC, Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)§	(B-, B3)	10/15/15	8.500	44,938
75	Mediacom LLC/Capital Corp., Senior Notes (Callable 08/11/08 @ $100.00)§	(B-, B3)	02/15/11	7.875	69,562
25	Mediacom LLC/Capital Corp., Senior Unsecured Notes (Callable 01/15/09 @ $100.00)§	(B-, B3)	01/15/13	9.500	23,688
135	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	117,450
					1,599,310
Media - Services (0.5%)
100	Lamar Media Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.31)	(BB-, Ba3)	08/15/15	6.625	91,500
100	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	83,625
					175,125

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Metals & Mining - Excluding Steel (1.8%)
$100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	$80,125
25	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)§	(B-, Caa1)	12/15/16	10.000	18,438
50	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	52,630
175	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	184,912
150	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 08/25/08 @ $102.00)#	(B-, B3)	05/15/15	6.828	130,125
125	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	125,312
					591,542
Multi-Line Insurance (0.0%)
25	MBIA Insurance Corp., Rule 144A, Subordinated Notes (Callable 01/15/13 @ $100.00)‡#	(A, Baa1)	01/15/33	14.000	10,382
Non-Food & Drug Retailers (2.2%)
$100	Affinity Group, Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $104.50)	(CCC+, Caa1)	02/15/12	9.000	$88,500
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B, B3)	03/15/17	7.625	60,750
100	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	93,500
100	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(BB, Ba1)	10/01/12	8.000	102,500
25	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, B2)	11/01/14	10.000	21,781
75	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa1)	11/01/16	11.375	60,000
125	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B, B3)	10/15/15	10.375	125,625
139	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)§	(B+, B3)	12/15/13	10.625	141,780
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(B-, B3)	02/15/15	8.500	39,250
25	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	18,125
					751,811
Office Equipment (0.5%)
175	IKON Office Solutions, Inc., Global Senior Unsecured Notes (Callable 09/15/10 @ $103.88)	(BB-, Ba3)	09/15/15	7.750	176,313

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Field Equipment & Services (1.1%)
$100	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)§	(BB, Ba2)	09/15/17	7.500	$100,750
75	Key Energy Services, Inc., Rule 144A, Senior Notes (Callable 12/01/11 @ $104.19)‡	(B+, B1)	12/01/14	8.375	76,875
75	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.81)	(B+, B2)	10/01/13	9.625	79,125
100	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)§	(BB+, Ba2)	07/15/14	7.375	100,250
					357,000
Packaging (1.9%)
75	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B+, B3)	11/01/16	8.250	76,500
100	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)§	(CCC+, Caa2)	03/01/16	10.250	75,500
65	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.44)§	(B, Caa1)	09/15/14	8.875	56,550
50	Constar International, Inc., Company Guaranteed Notes (Callable 08/25/08 @ $105.50)	(CCC, Caa2)	12/01/12	11.000	27,750
70	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	70,350
25	Crown Cork & Seal Co., Inc., Debentures (Callable 08/11/08 @ $101.91)§	(B, B2)	04/15/23	8.000	22,250
125	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	111,250
25	Owens-Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 08/25/08 @ $104.12)	(BB, Ba3)	05/15/13	8.250	25,750
100	Owens-Illinois, Inc., Debentures	(B+, B2)	05/15/18	7.800	102,000
0	Pliant Corp., Global Senior Secured Notes (Callable 07/07/08 @ $105.81)(1)	(B, NR)	06/15/09	11.850	128
75	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.25)§	(CCC, Caa2)	02/15/14	8.500	66,000
					634,028
Printing & Publishing (1.4%)
150	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(B-, B3)	11/15/16	8.000	95,062
500	Premier Graphics, Inc., Company Guaranteed Notesø^	(NR, NR)	12/01/05	11.500	0
250	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)§	(B-, B3)	01/15/13	6.875	150,000
125	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B-, B3)	01/15/13	6.875	75,000

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Printing & Publishing
$125	Reader's Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC, Caa1)	02/15/17	9.000	$91,875
60	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)§	(B-, B3)	03/01/15	8.250	54,750
					466,687
Railroads (0.2%)
75	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)§	(BB-, B2)	06/01/15	8.000	76,125
Restaurants (0.1%)
50	Denny's Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(B, B3)	10/01/12	10.000	48,750
Software/Services (1.2%)
175	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94)‡	(B, B3)	09/24/15	9.875	152,469
150	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	151,500
100	Unisys Corp., Senior Unsubordinated Notes (Callable 01/15/12 @ $106.25)	(B+, B2)	01/15/16	12.500	102,000
					405,969
Steel Producers/Products (1.3%)
125	AK Steel Corp., Global Company Guaranteed Notes (Callable 08/25/08 @ $102.58)§	(BB-, B1)	06/15/12	7.750	125,938
100	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, B3)	02/15/14	11.250	96,250
100	Ryerson, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/11 @ $106.00)‡	(B+, B2)	11/01/15	12.000	99,750
100	Steel Dynamics, Inc., Rule 144A, Senior Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	100,000
					421,938
Support-Services (3.5%)
125	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)§	(B, B3)	02/01/15	8.500	123,125
50	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	46,750
75	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	69,375
150	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(BB-, B1)	01/01/14	8.875	138,000
50	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)	(B+, B2)	06/15/20	8.000	49,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support-Services
$75	Iron Mountain, Inc., Company Guaranteed Notes (Callable 08/05/08 @ $103.31)	(B+, B2)	01/01/16	6.625	$70,500
75	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 08/11/08 @ $103.21)	(B, B2)	05/15/12	9.625	76,125
75	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 08/11/08 @ $103.56)§	(CCC+, Caa1)	05/15/13	10.670	75,000
75	Kar Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/10 @ $104.38)	(CCC+, B3)	05/01/14	8.750	65,625
25	Kar Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $105.00)	(CCC, Caa1)	05/01/15	10.000	21,125
100	Mobile Mini, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $103.44)	(B+, B2)	05/01/15	6.875	86,500
100	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	96,500
25	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00)§	(CCC+, Caa2)	06/01/15	10.000	9,625
100	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)§	(B-, Caa1)	12/01/14	9.500	84,000
105	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(B, B3)	09/01/14	9.875	93,712
50	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC+, Caa1)	09/01/16	11.875	41,250
50	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 08/11/08 @ $103.25)§	(BB-, B1)	02/15/12	6.500	45,250
					1,191,962
Telecom - Fixed Line (1.2%)
175	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	6.704	147,000
175	Paetec Holding Corp.,Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	162,313
100	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)§	(CCC+, B3)	02/15/14	9.250	102,750
					412,063
Telecom - Integrated/Services (3.3%)
175	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	170,187
200	Citizens Communications Co., Senior Unsecured Notes	(BB, Ba2)	01/15/13	6.250	186,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services
$50	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa3)	05/01/15	12.500	$12,750
125	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	127,031
75	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)§	(CCC+, Caa1)	03/15/13	12.250	75,844
125	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	119,375
240	Qwest Corp., Global Senior Notes	(BBB-, Ba1)	06/15/15	7.625	232,200
25	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	25,063
150	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	150,375
					1,099,325
Telecom - Wireless (2.1%)
75	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 08/25/08 @ $105.06)	(B, B2)	06/15/13	10.125	77,625
100	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	96,750
50	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B-, Caa1)	11/01/14	9.250	48,375
175	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/09 @ $102.98)	(BB, Baa3)	03/15/14	5.950	140,598
410	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Baa3)	12/01/16	6.000	353,156
					716,504
Textiles & Apparel (0.7%)
125	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)§	(B+, B2)	01/15/15	9.750	126,250
100	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 08/11/08 @ $104.06)	(BB+, Ba3)	05/01/13	8.125	101,500
					227,750
Theaters & Entertainment (0.4%)
150	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	133,875
TOTAL CORPORATE BONDS (Cost $31,822,619)					29,229,822

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS (11.8%)
Chemicals (0.5%)
$150	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B-, B3)	08/15/15	8.375	$96,000
125	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡§	(B-, B3)	02/15/16	8.500	82,812
					178,812
Electronics (1.0%)
100	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)§	(B, B3)	12/01/15	11.875	108,000
100	Celestica, Inc., Senior Subordinated Notes (Callable 08/25/08 @ $103.94) (Canada)§	(B, B3)	07/01/11	7.875	100,500
150	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.94) (Netherlands)§	(BB-, Ba3)	10/15/14	7.875	138,750
					347,250
Energy - Exploration & Production (0.2%)
75	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(BB+, B1)	12/15/14	8.250	75,000
Forestry & Paper (0.7%)
250	Abitibi-Consolidated, Inc., Global Company Guaranteed Notes (Canada)	(CCC+, Caa2)	06/15/11	7.750	127,500
125	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	114,375
					241,875
Gaming (0.6%)
150	Codere Finance Luxembourg, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(BB-, B2)	06/15/15	8.250	202,064
Media - Cable (1.6%)
175	UnityMedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B-, Caa2)	02/15/15	10.125	263,314
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	274,640
					537,954
Media - Diversified (0.3%)
100	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	93,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Oil Refining & Marketing (0.4%)
$125	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡§	(BB-, B1)	05/01/14	6.750	$113,750
Packaging (0.5%)
60	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ 103.94) (Germany)‡	(BB, B1)	03/01/15	7.875	94,533
50	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands)‡	(B-, B3)	09/15/14	9.250	70,506
					165,039
Pharmaceuticals (0.3%)
25	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B, B3)	11/15/11	7.750	24,375
75	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)§	(B, B3)	12/01/13	8.875	75,563
					99,938
Support-Services (0.8%)
75	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡§	(B, B1)	08/01/15	8.625	65,625
150	Carlson Wagonlit BV, Rule 144A, Company Guaranteed Notes (Callable 08/25/08 @ $104.00) (Netherlands)#‡	(B-, B2)	05/01/15	10.607	193,793
					259,418
Telecom - Integrated/Services (3.0%)
150	BCM Ireland Finance, Rule 144A, Company Guaranteed Notes (Callable 08/15/08 @ $101.00) (Ireland)#‡	(B-, B3)	08/15/16	9.856	212,699
175	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	174,125
100	Hellas II, Rule 144A, Company Guaranteed Notes (Callable 08/25/08 @ $102.00) (Luxembourg)#‡	(CCC+, Caa1)	01/15/15	8.463	76,500
375	Intelsat Jackson Holdings, Ltd., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(CCC+, Caa2)	06/15/16	11.250	381,562
100	Nordic Telephone Co. Holdings, Rule 144A, Senior Secured Notes (Callable 08/25/08 @ $101.00) (Denmark)#‡	(B+, B2)	05/01/16	10.357	155,980
					1,000,866

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Telecommunications Equipment (0.4%)
$125	Nortel Networks Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)‡	(B-, B3)	07/15/16	10.750	$124,375
Textiles & Apparel (0.6%)
200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	209,548
Transportation - Excluding Air/Rail (0.9%)
150	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	144,000
150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)§	(B+, B1)	12/15/13	8.500	153,750
					297,750
TOTAL FOREIGN BONDS (Cost $4,135,984)					3,947,139
Number of Shares
COMMON STOCKS (0.0%)
Automobile Parts & Equipment (0.0%)
413,097	Cambridge Industries Liquidating Trust*^				0
588	Safelite Realty Corp.*^				4,704
TOTAL COMMON STOCKS (Cost $0)					4,704
WARRANTS (0.0%)
Telecom - Wireless (0.0%)
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10*‡^ (Cost $0)				0
SHORT-TERM INVESTMENT (29.0%)
9,746,710	State Street Navigator Prime Portfolio§§ (Cost $9,746,710)				9,746,710
TOTAL INVESTMENTS AT VALUE (127.8%) (Cost $45,705,313)					42,928,375
LIABILITIES IN EXCESS OF OTHER ASSETS (-27.8%)					(9,343,626)
NET ASSETS (100.0%)					$33,584,749

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
June 30, 2008 (unaudited)

INVESTMENT ABBREVIATIONS

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $6,416,634 or 19.1% of net assets.

+  Step Bond — The interest rate stated is as of June 30, 2008 and will reset at a future date.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2008.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

ø  Bond is currently in default.

(1)  Par value of security held is less than 1,000.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $9,746,710 (Cost $45,705,313) (Note 2)	$42,928,375[1]
Foreign currency at value (cost $14,874)	14,891
Receivable for investments sold	786,471
Interest receivable	743,412
Unrealized appreciation on forward currency contracts (Note 2)	1,989
Prepaid expenses and other assets	22,428
Total Assets	44,497,566
Liabilities
Advisory fee payable (Note 3)	5,378
Payable upon return of securities loaned (Note 2)	9,746,710
Loan payable (Note 4)	822,000
Payable for investments purchased	192,234
Due to custodian	69,192
Dividends payable	44,928
Payable for fund shares redeemed	19,641
Directors' fee payable	6,376
Unrealized depreciation on forward currency contracts (Note 2)	6,358
Total Liabilities	10,912,817
Net Assets
Capital stock, $.001 par value (Note 6)	3,762
Paid-in capital (Note 6)	83,691,149
Accumulated net investment loss	(318,807)
Accumulated net realized loss on investments and foreign currency transactions	(47,010,381)
Net unrealized depreciation on investments and foreign currency translations	(2,780,974)
Net Assets	$33,584,749
Shares outstanding	3,762,291
Net asset value, offering price, and redemption price per share	$8.93

1  Including $9,545,959 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Investment Income (Note 2)
Interest	$1,597,567
Securities lending	42,180
Total investment income	1,639,747
Expenses
Investment advisory fees (Note 3)	126,920
Administrative services fees (Note 3)	5,309
Registration fees	19,787
Printing fees (Note 3)	14,911
Directors' fees	10,396
Audit and tax fees	9,360
Legal fees	7,744
Custodian fees	5,524
Transfer agent fees	3,054
Interest expense (Note 4)	1,815
Commitment fees (Note 4)	493
Insurance expense	384
Total expenses	205,697
Less: fees waived (Note 3)	(78,777)
Net expenses	126,920
Net investment income	1,512,827
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(1,760,853)
Net realized loss from foreign currency transactions	(164,328)
Net change in unrealized appreciation (depreciation) from investments	(497,085)
Net change in unrealized appreciation (depreciation) from foreign currency translations	43,324
Net realized and unrealized loss from investments and foreign currency related items	(2,378,942)
Net decrease in net assets resulting from operations	$(866,115)

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
From Operations
Net investment income	$1,512,827	$3,098,598
Net realized loss from investments, swap contracts and foreign currency transactions	(1,925,181)	(87,764)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(453,761)	(1,865,788)
Net increase (decrease) in net assets resulting from operations	(866,115)	1,145,046
From Dividends
Dividends from net investment income	(1,512,333)	(3,262,980)
Net decrease in net assets resulting from dividends	(1,512,333)	(3,262,980)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	8,035,029	10,229,579
Reinvestment of dividends	1,427,881	3,102,612
Net asset value of shares redeemed	(11,335,819)[1]	(17,489,646)[2]
Net decrease in net assets from capital share transactions	(1,872,909)	(4,157,455)
Net decrease in net assets	(4,251,357)	(6,275,389)
Net Assets
Beginning of period	37,836,106	44,111,495
End of period	$33,584,749	$37,836,106
Accumulated net investment loss	$(318,807)	$(319,301)

1  Net of $3,936 of redemption fees retained by the Fund.

2  Net of $297 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Financial Highlights
(For an Institutional Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31,			For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	(unaudited)	2007	2006	2005	2004[1]	2004	2003
Per share data
Net asset value, beginning of period	$9.57	$10.19	$9.96	$10.65	$10.38	$10.26	$9.90
INVESTMENT OPERATIONS
Net investment income	0.39	0.85	0.79	0.81	0.31	1.01	1.14
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.63)	(0.57)	0.19	(0.55)	0.55	0.72	0.41
Total from investment operations	(0.24)	0.28	0.98	0.26	0.86	1.73	1.55
LESS DIVIDENDS
Dividends from net investment income	(0.40)	(0.90)	(0.75)	(0.95)	(0.59)	(1.61)	(1.19)
Net asset value, end of period	$8.93	$9.57	$10.19	$9.96	$10.65	$10.38	$10.26
Total return[2]	(2.51)%	2.61%	10.21%	2.58%	8.43%	18.27%	16.96%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$33,585	$37,836	$44,111	$29,248	$34,842	$32,675	$26,729
Ratio of expenses to average net assets	0.70%[3]	0.70%	0.70%	0.70%	0.70%[3]	0.70%	0.70%
Ratio of net investment income to average net assets	8.34%[3]	8.04%	7.52%	7.96%	8.30%[3]	8.74%	10.15%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.43%[3]	0.54%	0.61%	0.68%	0.91%[3]	0.95%	0.40%
Portfolio turnover rate	22%	46%	69%	71%	5%	30%	56%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund
Notes to Financial Statements
June 30, 2008 (unaudited)

Note 1. Organization

The Credit Suisse Global High Yield Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks high total return. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund is authorized to offer three classes of shares: Common Class, Advisor Class and Institutional Class shares. The Fund currently offers only Institutional Class shares.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"),

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$9,746,710	$(4,369)
Level 2 — Other Significant Observable Inputs	33,139,735	—
Level 3 — Significant Unobservable Inputs	41,930	—
Total	$42,928,375	$(4,369)

*  Other financial instruments include futures, forwards and swap contracts.

As of June 30, 2008, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.12% of net assets.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its' current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H)  FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2008, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Sold	Contract Amount	Contract Value	Unrealized Gain/(Loss)
British Pound	7/11/2008	£(150,000)	$(294,432)	$(298,263)	$(3,831)
European Economic Unit	7/11/2008	€(930,000)	(1,465,587)	(1,464,424)	1,163
European Economic Unit	7/11/2008	€(83,000)	(128,169)	(130,696)	(2,527)
European Economic Unit	7/11/2008	€(45,000)	(71,685)	(70,859)	826
			$(1,959,873)	$(1,964,242)	$(4,369)

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $171,919, of which $119,187 was rebated to borrowers (brokers). The Fund retained $42,180 in income from the cash collateral investment, and SSB, as lending agent, was paid $10,552. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets. For the six months ended June 30, 2008, investment advisory fees earned and voluntarily waived were $126,920 and $78,777, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. No compensation is payable by the Fund to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $5,309.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2008, Merrill was paid $10,492 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. no longer serves as administrative agent and syndication agent to the credit facility. At June 30, 2008, the Fund had

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 4. Line of Credit

$822,000 outstanding under the Credit Facility. During the six months ended June 30, 2008, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$1,297,000	2.614%	$4,304,500

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $8,962,846 and $7,231,385, respectively.

At June 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $45,705,313, $242,302, $(3,019,240) and $(2,776,938), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for the Fund were as follows:

	For the Six Months Ended June 30, 2008(unaudited)	For the Year Ended December 31, 2007
Shares sold	858,643	1,002,345
Shares issued in reinvestment of dividends	159,196	310,686
Shares redeemed	(1,207,153)	(1,688,205)
Net decrease	(189,314)	(375,174)

The Fund imposes a 2% redemption fee on shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

Credit Suisse Global High Yield Fund
Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

Note 6. Capital Share Transactions

On June 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of the Fund was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	86%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Global High Yield Fund
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, email address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

Credit Suisse Global High Yield Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTFIX-SAR-0608

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 4, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 4, 2008